Bunker inventory (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) metricTonsOfFuel	Dec. 31, 2021 USD ($)
Disclosure Of Bunker Inventory [Line Items]
Fuel inventory purchased | metricTonsOfFuel	73,590
Payment for purchase of inventory	$ 54,800
Bunker inventory	47,648	$ 69,035
Compliant fuel oil inventory on board vessel
Disclosure Of Bunker Inventory [Line Items]
Bunker inventory	13,300	45,000
Bunker inventory on board vessel
Disclosure Of Bunker Inventory [Line Items]
Bunker inventory	$ 34,300	$ 24,000